Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments [abstract]
FINANCIAL INSTRUMENTS

Note 16: - Financial Instruments

a.	Classification of financial assets and liabilities

The financial assets liabilities in the balance sheet are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2022	2021
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through other comprehensive income:
Cash flow hedges	-	73
Total Financial assets at fair value through other comprehensive income:	$-	$73
Financial assets at cost:
Cash and cash equivalent	34,258	18,587
Total Financial assets at cost	$34,258	$18,587

Total financial assets	$34,160	$18,660

Financial liabilities

Financial liabilities at fair value through profit or loss:
Cash flow hedges	92
Contingent consideration in business combination	23,534	21,995

Foreign exchange forward contracts	$-	$-
	23,626	21,995
Financial liabilities measured at amortized cost:

Assumed liabilities through business combination	61,016	61,915
Bank loans	17,407	20,038
Leases	3,193	4,314
Total Financial liabilities measured at amortized cost:	$81,616	$86,267

Total financial and lease liabilities	$105,242	$108,262

b.	Financial risk factors

The Company’s activities expose it to various financial risks, such as market risk (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company’s investment policy focuses on activities that will preserve the Company’s capital. The Company utilizes derivatives to hedge certain exposures to risk.

Risk management is the responsibility of the Company’s management and specifically that of the Company’s Chief Executive Officer (CEO) and Chief Financial Officer (CFO), in accordance with the policy approved by the Board of Directors. The Board of Directors provides principles for the overall risk management.

1.	Market risks

Foreign exchange risk

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS and EUR. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency, such as trade and other accounts receivables, trade and other accounts payables, loans and capital leases.

As of December 31, 2022 and 2021, the Company held financial derivatives intended to hedge changes in the exchange rate of the USD vs. the NIS and the EUR (see also Note 16f. below).

2.	Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and foreign currency derivative contracts.

a)	Cash, cash equivalent and short term investments:

The Company holds cash, cash equivalents, short term deposits and other financial instruments at major financial institutions in Israel and the United States. In accordance with Company policy, evaluations of the relative strength of credit of the various financial institutions are made on an ongoing basis.

Short-term investments include short-term deposits with low risk for a period less than one year.

b)	Trade receivables:

The Company regularly monitors the credit extended to its customers and their general financial condition, and, when necessary, requires collateral as security for the debt such as letters of creditor and down payments. In addition, the Company partially insures its overseas sales with foreign trade risk insurance. Refer to Note 7 for additional information.

The Company keeps constant track of customer debt, and, to the extent required, accounts for an allowance for doubtful accounts that adequately reflects, in the Company’s assessment, the loss embodied in the debts the collection of which is in doubt.

The Company’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2022 and 2021 is the carrying amount of trade receivables.

c)	Foreign currency derivative contracts:

The Company is exposed to foreign currency exchange movements, primarily in USD vs. NIS and EUR. Consequently, it enters into various foreign currency exchange contracts with major financial institutions (see also Note 16f. below).

d)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term liabilities with floating interest.

3.	Liquidity risk

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

December 31, 2022

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$32,917	-	-	-	-	32,917
Assumed liabilities (1)	23,708	5,030	4,087	7,928	20,263	61,016
Other accounts payables	7,585	-	-	-	-	7,585
Bank loans (including interest)	4,841	4,677	4,580	4,111	-	18,208
Lease liabilities (including interest)	1,119	907	732	683	-	3,441

	$70,170	10,614	9,399	12,722	20,263	123,167

(1)	Due the nature of the account which include infinite payments for royalties and milestones to third party the assumed liabilities reflect the discounted amount. see Note 18e

December 31, 2021

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$25,104	-	-	-	-	$25,104
Assumed liabilities	17,986	11,203	4,671	7,598	20,457	61,915
Other accounts payables	7,142	-	-	-	-	7,142
Bank loans (including interest)	3,049	4,773	4,677	8,689	-	21,188
Lease liabilities (including interest)	1,307	1,100	849	1,485	31	4,772

	$54,588	$17,076	$10,197	$17,772	$20,488	$120,121

Changes in liabilities arising from financing activities

	January 1, 2022	Payments	Foreign exchange movement	New loans and leases	Business combination	Revaluation	Write off	December 31, 2022
	U.S. Dollars in thousands
Contingent consideration (1)	21,995	-	-	-	-	1,539	-	23,534
Assumed liabilities	61,915	(5,626)	-	-	-	4,727	-	61,016
Bank loans	$20,038	(2,628)	(2)	-	-	-	-	$17,408
Leases	4,314	(1,164)	(448)	551	-	-	(59)	3,193
Total	$108,262	$(9,418)	$(450)	$551	$-	$6,266	$(59)	$105,152

(1)

The contingent consideration fair value as of December 31, 2022 was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.8 % and volatility of 14.21%. totaled $23,534 thousands.

c.	Fair value

The following table demonstrates the carrying amount and fair value of the financial assets and liabilities presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2022	2021	2022	2021
	U.S. Dollars in thousands

Assumed liabilities	61,016	61,915	56,946	61,915
Bank loans	17,408	20,038	17,071	19,502
Leases	3,193	4,314	3,183	4,608
Total Financial liabilities	$81,617	$86,267	$77,200	$86,025

The fair value of the bank loans, leases and the assumed liabilities was based on standard pricing valuation model such as a discounted cash-flow model which considers the present value of future cash flows discounted by an interest rate that reflects market conditions (Level 3).

The carrying amount of cash and cash equivalents, short term bank deposits, trade and other receivables, trade and other payables approximates their fair value, due to the short-term maturities of the financial instruments.

d.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value:

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2022
Derivatives instruments	-	(92)	-
Contingent consideration(1)	-	-	(23,534)
	$-	$(92)	$(23,534)

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2021
Derivatives instruments	-	73	-
Contingent consideration(1)	-	-	(21,995)
	$-	$73	$(21,995)

(1)	For changes in Contingent liability see above

During 2022 and 2021, there was no transfer due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

Sensitivity tests and principal work assumptions

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variable chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

	December 31,
	2022	2021
	U.S. Dollars in thousands

Sensitivity test to changes in interest rate risk
Gain (loss) from change:
1% increase in basis points of SOFR	$(13)	$(23)
1% decrease in basis points of SOFR	$13	$22

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(57)	$(30)
5% decrease in NIS	$57	$30
5% increase in Euro	$(389)	$(450)
5% decrease in Euro	$389	$450

e.	Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2022	2021
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$-	$38
Leases measured at amortized cost	3,193	4,314

	$3,193	$4,352
In USD:
Contingent consideration at fair value through profit or loss	23,534	21,995
Assumed liabilities measured at amortized cost	61,016	61,915
Bank loans measured at amortized cost	17,407	20,000
	$101,957	$103,910

f.	Derivatives and hedging:

Derivatives instruments not designated as hedging

The Company has foreign currency forward contracts designed to protect it from exposure to fluctuations in exchange rates, mainly of NIS and EUR, in respect of its trade receivables, trade payables. Foreign currency forward contracts are not designated as cash flow hedges, fair value or net investment in a foreign operation. These derivatives are not considered as hedge accounting. As of December 31, 2022, the fair value of the derivative instruments not designated as hedging was financial liability of $4 thousand. The open transactions for those derivatives were in an amount of $15,379 thousands.

Cash flow hedges:

As of December 31, 2022, the Company held NIS/USD hedging contracts (cylinder contracts) designated as hedges of expected future salaries expenses and for expected future purchases from Israeli suppliers.

The main terms of these positions were set to match the terms of the hedged items. As of December 31, 2022, the fair value of the derivative instruments designated as hedge accounting was an asset of $88 thousand. The open transactions for those derivatives were in an amount of $412 thousands.

Cash flow hedges of the expected salaries and suppliers’ expenses as of December 31, 2022 were estimated as effective and accordingly a net unrecognized expense was recorded in other comprehensive income in the amount of $141 thousand, net. The ineffective portion were allocated to finance expense.